Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss)/income	$ (439,336)	$ (652,728)	$ 1,066,375
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	(129,598)	652,792	(1,066,375)
Prepaid expenses and other current asset, net	(1,487,778)
Net cash (used in)/provided by operating activities	(2,056,712)	64
Loan to third party	(160,000)
Net cash provided by investing activities	(160,000)
Loan to subsidiaries	(3,888,998)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,417
Proceeds from Convertible bonds	999,957
Net cash provided by financing activities	2,467,376
Net increase/decrease in cash	250,664	64
Cash at beginning of year	64
Cash at end of year	$ 250,728	$ 64